UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

1.      Name and address of issuer:     USAA MUTUAL FUNDS TRUST
                                        9800 FREDERICKSBURG RD.
                                        SAN ANTONIO, TEXAS  78288

2.      Name of each series or class of funds for which this notice is filed:

     S & P 500 INDEX FUND MEMBER SHARES
     S & P 500 INDEX FUND REWARD SHARES
     EXTENDED MARKET INDEX FUND
     NASDAQ 100 INDEX FUND
     TOTAL RETURN STRATEGY FUND SHARES
     TOTAL RETURN STRATEGY FUND INSTITUTIONAL SHARES
     GLOBAL MANAGED VOLATILITY FUND SHARES
     GLOBAL MANAGED VOLATILITY FUND INSTITUTIONAL SHARES
     REAL RETURN FUND SHARES
     REAL RETURN FUND INSTITUTIONAL SHARES
     ULTRA SHORT-TERM BOND FUND SHARES
     ULTRA SHORT-TERM BOND FUND INSTITUTIONAL SHARES
     TARGET RETIREMENT INCOME FUND
     TARGET RETIREMENT 2020 FUND
     TARGET RETIREMENT 2030 FUND
     TARGET RETIREMENT 2040 FUND
     TARGET RETIREMENT 2050 FUND
     TARGET RETIREMENT 2060 FUND
     FLEXIBILE INCOME FUND SHARES
     FLEXIBILE INCOME FUND INSTITUTIONAL SHARES
     FLEXIBILE INCOME FUND ADVISER SHARES

3.      Investment Company Act File Number:    811-7852

        Securities Act File Number:            33-65572

4 (a).  Last day of the fiscal year for which this notice is filed:
        December 31, 2016

4 (b). Check this box if this notice is late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
        Not Applicable

4 (c).  Check box if this is the last time the issuer will be filing the Form:
        Not Applicable.

5.      Calculation of registration fee:

        (i)   Aggregate sale price of
              securities sold during the
              fiscal year in pursuant to
              section 24(f):                            $2,292,197,861.74

        (ii)  Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                 $2,409,648,443.16

        (iii) Aggregate price of shares
              redeemed or repurchased during
              any prior fiscal year ending
              no earlier than October 11,
              1995 that were not previously
              used to reduce registration
              fees payable to the Commission:  $          -
                                               ---------------
        (iv)  Total available redemption
              credits [add Items 5(ii)
              and 5(iii):                             - $2,409,648,443.16
                                                        -----------------
        (v)   Net sales -- if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from Item
              5(i)]:                                    $            0.00

 ------------------------------------------------------------------------
        (vi)  Redemption credits available     $  (117,450,581)
              for use in future years -- if
              Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item
              5(i)]:
 ------------------------------------------------------------------------

        (vii) Multiplier for determining
              registration fee (See Instruction
              C.9):                                      x      0.0001159
                                                          ---------------

        (viii)Registration fee due [multiply
              Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):              =           0.00
                                                          ===============

6.      Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: n/a.

7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        Instruction D):                                 + $           n/a
                                                          ---------------

8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:    = $          0.00
                                                          ===============

9.      Date the registration fee and any interest payment  was sent
        to the Commission's lockbox depository:       n/a
                                                 -------------------
              Method of Delivery:  n/a

                                   Wire Transfer
                              ---
                                   Mail or other means
                              ---

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*  \S\ ROBERTO GALINDO, JR.
                                   --------------------------------------
                                   Roberto Galindo, Jr., Treasurer
                                   --------------------------------------


        Date:   March 9, 2017
              --------------------

* Please print the name and title of the signing officer below the signature.